Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment

Property, plant and equipment consisted of the following:

	December 31, 2025	December 31, 2024
	US$	US$
Buildings	9,483,670	9,085,838
Machinery and equipment	2,223,640	2,114,970
Motor vehicles	626,726	600,435
Electronic equipment	238,587	228,578
Office equipment	42,819	41,023
Inspection equipment	103,553	99,209
Total	12,718,995	12,170,053
Less: accumulated depreciation	5,019,836	4,283,474
Property and equipment, net	7,699,159	7,886,579